Discontinued Operations (Cash Flow Information of Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities	$ (68,187)	$ 228,857		$ 136,168
Net cash provided by/(used in) discontinued investing activities	235,374	(228,406)		(639,390)
Net cash provided by/(used in) discontinued financing activities	(8,209)	(33,415)		1
Sogou [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities	(68,187)	219,516		132,746
Net cash provided by/(used in) discontinued investing activities	235,374	(217,598)		(638,672)
Net cash provided by/(used in) discontinued financing activities	$ (8,209)	(33,415)		1
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member]
Discontinued Operations [Line Items]
Net cash provided by/(used in) discontinued operating activities		9,341	[1]	3,422
Net cash provided by/(used in) discontinued investing activities		(10,808)	[1]	(718)
Net cash provided by/(used in) discontinued financing activities		$ 0	[1]	$ 0

[1]	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.